Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Sep. 30, 2017	Mar. 31, 2016	Jun. 30, 2017
2014 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant			3,000,000
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	89,000
Vesting period	4 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options, shares			49,815
Number of stock options granted		522,500
Vesting period		4 years
Value of stock options granted		$ 617
Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	159,100
Vesting period	4 years